As filed with the Securities and Exchange Commission on May 27, 2025

Securities Act File No. 333-259006
Investment Company Act File No. 811-23732

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

☒	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
☐	Pre-Effective Amendment No.__
☒	Post-Effective Amendment No. 5

AND/OR

☒	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
☒	Amendment No. 7

BUILD FUNDS TRUST
(Exact Name of Registrant as Specified in its Charter)

3608 West Truman Blvd., Suite 200
Jefferson City, MO 65109
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 833.852.8453

The Corporation Trust Company
Corporation Trust Center
1209 Orange Street
Wilmington, Delaware 19801
(Name and address of agent for service)

Copy to:

John L. Ruth
Build Asset Management, LLC
3608 West Truman Blvd., Suite 200
Jefferson City, MO 65109

Bibb L. Strench, Esq.
Thompson Hine LLP
1919 M Street, N.W., Suite 700
Washington, D.C. 20036

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☐ Immediately upon filing pursuant to paragraph (b)

☒ On June 26, 2025 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Parts A, B and C filed in Post-Effective Amendment No. 4 to the Registration Statement of Build Funds Trust on behalf of Build Bond Innovation ETF as filed with the Securities and Exchange Commission pursuant to Rule 485(a) under the Securities Act of 1933 on April 4, 2025 (Accession Number 0001999371-25-003846), are herein incorporated by reference. This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to extend the effectiveness of the Registration Statement until June 26, 2025.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirement for effectiveness of this Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the in the city of Jefferson City, and State of Missouri, on the 27th day of May 2025.

Build Funds Trust

By:	/s/ John L. Ruth
Name:	John L. Ruth
Title:	Trustee, Chairman, President, and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following person in the capacities and on the date indicated.

Signature	Title	Date

/s/ John L. Ruth	Trustee, Chairman, President, and Principal Executive Officer	May 27, 2025
John L. Ruth

*	Trustee	May 27, 2025
Kristine Delano

*	Trustee	May 27, 2025
David Longhurst

*	Treasurer and Principal Financial Officer	May 27, 2025
Clem Sell

*By:	/s/ John L. Ruth
John L. Ruth

* John L. Ruth, pursuant to a power of attorney filed herewith to this Registrant’s Registration Statement.

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